Management of financial risk - Valuation inputs and relationships to fair value with all other variables held constant (Details) - Loans and advances to customers from virtual bank - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discount rate
Valuation inputs and relationships to fair value liabilities
Unobservable inputs, maximum	5.00%
Unobservable inputs, minimum	(5.00%)
Impact on the assets and other comprehensive income, decrease	¥ (8,845)	¥ (5,941)
Impact on the assets and other comprehensive income, increase	¥ 8,926	5,975
Prepayment ratio
Valuation inputs and relationships to fair value liabilities
Unobservable inputs, maximum	5.00%
Unobservable inputs, minimum	(5.00%)
Impact on the assets and other comprehensive income, decrease	¥ (315)	(283)
Impact on the assets and other comprehensive income, increase	¥ 315	¥ 283